Leases - Summary of Lease Amounts Recognized in Consolidated Statements of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Leases [Line Items]
Amortization of right of use assets	$ 627	$ 518
Interest charges for lease liabilities (included within Finance Costs line item)	578	177
Leases expense for short-term leases (included within General and administrative expense line item)	457	332
Offices
Disclosure Of Leases [Line Items]
Amortization of right of use assets	$ 627	$ 518